INVESTMENT IN ASSOCIATED COMPANIES (Details) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Mar. 31, 2015 Rate	Jun. 30, 2015 USD ($) vessel subsidiaries Rate shares	Jun. 30, 2014 USD ($) Rate	Dec. 31, 2014 USD ($) Rate	May. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in associated companies			$ 220,196		$ 53,457
Income/(loss) from Equity Method Investments (Frontline only)			$ 17,098	$ 14,019	33,497
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			55
Gain on sale of investment in associated company			$ 0	$ 0	6,055
Term loan facility, amount outstanding			$ 1,461,712		$ 1,732,459
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Debt Instrument, Face Amount						$ 375,000
Term loan facility, amount outstanding			$ 320,000
Term loan facility, amount guaranteed			$ 80,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel			1
Summarized balance sheet information [Abstract]
Current assets			$ 37,882		$ 38,619
Non-current assets			380,073		397,226
Total assets			417,955		435,845
Current liabilities			28,580		32,945
Non-current liabilities			374,148		391,500
Total liabilities			402,728		424,445
Total shareholders' equity			15,227		11,400
Statement of operations information [Abstract]
Operating revenues			11,768	$ 12,686	24,565
Net operating revenues			11,766	12,672	24,544
Net income			$ 3,827	$ 4,077	$ 7,755
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Debt Instrument, Face Amount	$ 475,000
Debt Instrument, Term	5 years
Term loan facility, amount outstanding			$ 377,500
Available amount under revolving part of credit facility			50,000
Term loan facility, amount guaranteed			90,000
Summarized balance sheet information [Abstract]
Current assets			46,051		$ 44,352
Non-current assets			507,278		530,348
Total assets			553,329		574,700
Current liabilities			81,505		51,540
Non-current liabilities			454,050		513,068
Total liabilities			535,555		564,608
Total shareholders' equity			17,774		10,092
Statement of operations information [Abstract]
Operating revenues			18,826	$ 12,217	33,236
Net operating revenues			18,824	12,206	33,221
Net income			8,163	$ 3,035	$ 12,413
Frontline Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Quoted Market Value			134,200
Investment in associated companies			151,400
Income/(loss) from Equity Method Investments (Frontline only)			$ 1,300
Statement of operations information [Abstract]
Equity Method Investment, Ownership Percentage | Rate			27.725%	0.00%	0.00%
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			100.00%	100.00%	100.00%
Debt Instrument, Face Amount	$ 390,000
Debt Instrument, Term	5 years
Term loan facility, amount outstanding			$ 282,400
Term loan facility, amount guaranteed			$ 85,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel			2
Summarized balance sheet information [Abstract]
Current assets			$ 32,386		$ 44,297
Non-current assets			382,503		397,191
Total assets			414,889		441,488
Current liabilities			25,197		38,376
Non-current liabilities			353,902		371,147
Total liabilities			379,099		409,523
Total shareholders' equity			35,790		31,965
Statement of operations information [Abstract]
Operating revenues			11,335	$ 12,936	24,917
Net operating revenues			11,333	12,924	24,905
Net income			$ 3,825	$ 4,239	$ 8,023
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			0.00%	100.00%	0.00%
Debt Instrument, Face Amount							$ 420,000
Term loan facility, amount guaranteed			$ 88,000
Summarized balance sheet information [Abstract]
Current assets			0		$ 0
Non-current assets			0		0
Total assets			0		0
Current liabilities			0		0
Non-current liabilities			0		0
Total liabilities			0		0
Total shareholders' equity			0		0
Statement of operations information [Abstract]
Operating revenues			0	$ 11,151	22,251
Net operating revenues			0	11,136	22,234
Net income			$ 0	$ 2,005	$ 4,643
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			0.00%	0.00%	0.00%
Summarized balance sheet information [Abstract]
Current assets			$ 0		$ 0
Non-current assets			0		0
Total assets			0		0
Current liabilities			0		0
Non-current liabilities			0		0
Total liabilities			0		0
Total shareholders' equity			0		0
Statement of operations information [Abstract]
Operating revenues			0	$ 1,171	1,171
Net operating revenues			0	232	232
Net income			$ 0	$ 232	$ 232
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate			0.00%	0.00%	0.00%
Summarized balance sheet information [Abstract]
Current assets			$ 0		$ 0
Non-current assets			0		0
Total assets			0		0
Current liabilities			0		0
Non-current liabilities			0		0
Total liabilities			0		0
Total shareholders' equity			0		0
Statement of operations information [Abstract]
Operating revenues			0	$ 2,492	2,492
Net operating revenues			0	431	431
Net income			0	431	431
Variable Interest Entity, Not Primary Beneficiary [Member]
Summarized balance sheet information [Abstract]
Current assets			116,319		127,268
Non-current assets			1,269,854		1,324,765
Total assets			1,386,173		1,452,033
Current liabilities			135,282		122,861
Non-current liabilities			1,182,100		1,275,715
Total liabilities			1,317,382		1,398,576
Total shareholders' equity			68,791		53,457
Statement of operations information [Abstract]
Net operating revenues			41,923	49,601	105,567
Net income			$ 15,815	14,019	33,497
Bluelot Shipping Company and SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate		100.00%
Seadrill [Member]
Schedule of Equity Method Investments [Line Items]
Number of Wholly Owned Subsidiaries | subsidiaries			2
Bluelot Shipping Company and SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Number of Wholly Owned Subsidiaries | subsidiaries			2
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues			$ 41,929	$ 52,653	$ 108,632